TAXES - Additional information (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Effective tax rate (as a percent)	(22.10%)	(21.00%)	(24.30%)	(22.60%)	(21.10%)	(14.00%)	(63.80%)
Provision for income taxes	$ 45	$ 40	$ 76	$ 91	$ 402	$ 247	$ 366
Domestic net operating loss deferred tax assets					16
Foreign net operating loss deferred tax assets					76
Valuation allowance					6	1,110	650
Additions to valuation allowances		$ 60			(1,100)	$ 460	$ 342
Net unrecognized tax benefit amount, would favorably affect the company's effective tax rate					44
Interest expense and penalties recognized					0
Interest and penalties accrued					0
Indemnification obligations to former parent					99
Income Taxes Receivable					41
Undistributed earnings					122
Other accrued expenses and liabilities
Income Taxes [Line Items]
Indemnification obligations to former parent					66
Other liabilities.
Income Taxes [Line Items]
Indemnification obligations to former parent					$ 33